Investments accounted for using equity method	12 Months Ended
Dec. 31, 2020
Investments Accounted For Using Equity Method
Investments accounted for using equity method
16	Investments accounted for using equity method

	As at December 31,
	2019 RMB’million	2020 RMB’million
Investments in associates	422	2,196
Investments in joint ventures	67	59

	489	2,255

	Year ended December 31,
	2018 RMB’million	2019 RMB’million	2020 RMB’million
Share of (loss)/profit of investments accounted for using equity method:
Associates	12	(9)	23
Joint ventures	(13)	(9)	(4)

	(1)	(18)	19

Movement of investments in associates and joint ventures is analyzed as follows:

	Year ended December 31,
	2019	2020
	RMB’million	RMB’million
At January 1	236	489
Additions (note i)	333	1,923
Business combination	—	4
Share of (loss)/profit	(18)	19
Share of other comprehensive losses	(1)	(9)
Disposal	(1)	—
Step acquisition accounted for as business combination	—	(21)
Impairment provision (note ii)	(43)	(4)
Currency translation differences	3	(146)
Dividend received	(20)	—

At December 31	489	2,255

Notes:

(i)
In March 2020, the Group completed the investment of 9.94% equity interest in a consortium, Concerto Partners LLC (“Concerto”), which is led by Tencent to acquire a 10% equity stake in Universal Music Group (“UMG”), for an investment consideration of EUR200 million (equivalent to approximately RMB1,531 million). According to the shareholders agreement of Concerto, the Group is able to participate in certain key decision making process of Concerto and therefore, this investment is accounted for as investment in an associate.

(ii)
Both external and internal sources of information of associates are considered in assessing whether there is any indication that the investments maybe impaired, including but not limited to financial position, business performance and market capitalization. During the year ended December 31, 2020, the impairment losses mainly resulted from revisions of financial business outlook of the associates and changes in the market environment of the underlying business.

There are no material contingent liabilities relating to the Group’s interests in the investments accounted for using equity method.